Balance Sheet Detail (Details) - Schedule of Inventories Property and Equipment - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventories:
Raw materials	$ 938	$ 1,279	$ 879
Work-in-process	3,241	2,595	2,170
Finished goods	1,517	1,474	775
Total		5,348	3,824
Prepaid expenses and other:
Prepaid inventory and production costs		186	671
Prepaid insurance		47	44
Prepaid software		173	277
Other		168	167
Total		574	1,159
Property and equipment, net:
Machinery and equipment		4,630	8,944
Computer equipment and software		342	2,200
Furniture and fixtures		93	323
Leasehold improvements		555	354
Total property and equipment		5,620	11,821
Less: Accumulated depreciation and amortization		(3,395)	(9,472)
Total	$ 1,624	$ 2,225	$ 2,349